SCHEDULE III - Real Estate Assets and Accumulated Depreciation - 4 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 578,096
Land	901,859
Buildings Improvements	2,533,704
Total Adjustment to Basis	(63,637)
Gross Amount at Which Carried	3,371,926	$ 2,530,311	$ 4,444,041	$ 4,564,592
Accumulated Depreciation	298,364	$ 243,122	$ 385,245	$ 334,476
Natural Grocers: | Idaho Falls, ID
Real Estate and Accumulated Depreciation [Line Items]
Land	833
Buildings Improvements	2,316
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,149
Accumulated Depreciation	422
Natural Grocers: | Waupaca, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,286
Buildings Improvements	3,727
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,013
Accumulated Depreciation	5
Nordstrom Rack: | Tampa, FL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,880
Land	3,371
Buildings Improvements	6,402
Total Adjustment to Basis	1,583
Gross Amount at Which Carried	11,356
Accumulated Depreciation	1,748
O'Reilly Automotive: | Bennettsville, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	361
Buildings Improvements	1,207
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,568
Accumulated Depreciation	2
O'Reilly Automotive: | Calyton, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	501
Buildings Improvements	945
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,446
Accumulated Depreciation	121
O'Reilly Automotive: | Flowood, MS
Real Estate and Accumulated Depreciation [Line Items]
Land	506
Buildings Improvements	1,288
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,794
Accumulated Depreciation	2
O'Reilly Automotive: | Iron Mountain, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	249
Buildings Improvements	1,400
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,649
Accumulated Depreciation	2
Owenboro Towne Center: | Owensboro, KY
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,160
Land	3,807
Buildings Improvements	16,259
Total Adjustment to Basis	862
Gross Amount at Which Carried	20,928
Accumulated Depreciation	2,474
Parkway Centre South: | Grove City, OH
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,250
Land	7,027
Buildings Improvements	18,223
Total Adjustment to Basis	(2,269)
Gross Amount at Which Carried	22,981
Accumulated Depreciation	1,054
Pecanland Plaza: | Monroe, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,206
Buildings Improvements	18,957
Total Adjustment to Basis	(3,265)
Gross Amount at Which Carried	17,898
Accumulated Depreciation	334
Petsmart: | Wilkesboro, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	447
Buildings Improvements	1,710
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,157
Accumulated Depreciation	402
Petsmart/Old Navy: | Reynoldsburg, OH
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,720
Land	1,295
Buildings Improvements	4,077
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,372
Accumulated Depreciation	981
Pick 'N Save: | Heber City, UT
Real Estate and Accumulated Depreciation [Line Items]
Land	1,160
Buildings Improvements	9,111
Total Adjustment to Basis	0
Gross Amount at Which Carried	10,271
Accumulated Depreciation	12
Pick 'N Save: | Pewaukee, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,323
Buildings Improvements	6,761
Total Adjustment to Basis	257
Gross Amount at Which Carried	8,341
Accumulated Depreciation	1,311
Pick 'N Save: | Sheboygan, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	2,003
Buildings Improvements	10,695
Total Adjustment to Basis	0
Gross Amount at Which Carried	12,698
Accumulated Depreciation	2,341
Pick 'N Save: | South Milwaukee, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,126
Buildings Improvements	5,706
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,832
Accumulated Depreciation	1,056
Pick 'N Save: | Waterford, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	731
Buildings Improvements	4,078
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,809
Accumulated Depreciation	5
Plainfield Marketplace: | Plainfield, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	3,167
Buildings Improvements	14,788
Total Adjustment to Basis	(3,827)
Gross Amount at Which Carried	14,128
Accumulated Depreciation	0
Plaza San Mateo: | Albuquerque, NM
Real Estate and Accumulated Depreciation [Line Items]
Land	2,867
Buildings Improvements	11,582
Total Adjustment to Basis	(4,011)
Gross Amount at Which Carried	10,438
Accumulated Depreciation	311
Popeyes: | Independence, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	333
Buildings Improvements	680
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,013
Accumulated Depreciation	115
Poplar Springs Plaza: | Duncan, SC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,000
Land	1,862
Buildings Improvements	5,277
Total Adjustment to Basis	517
Gross Amount at Which Carried	7,656
Accumulated Depreciation	1,270
Raising Cane's: | Murphy, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	495
Buildings Improvements	2,854
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,349
Accumulated Depreciation	3
Raising Cane's: | Reno, NV
Real Estate and Accumulated Depreciation [Line Items]
Land	1,841
Buildings Improvements	2,259
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,100
Accumulated Depreciation	3
Rolling Acres Plaza: | Lady Lake, FL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,930
Land	7,540
Buildings Improvements	26,839
Total Adjustment to Basis	(4,093)
Gross Amount at Which Carried	30,286
Accumulated Depreciation	1,302
Rushmore Crossing: | Lady Lake, FL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	22,046
Land	7,066
Buildings Improvements	33,019
Total Adjustment to Basis	(12,059)
Gross Amount at Which Carried	28,026
Accumulated Depreciation	569
Rushmore Crossing: | Lady Lake, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	883
Buildings Improvements	4,128
Total Adjustment to Basis	(1,348)
Gross Amount at Which Carried	3,663
Accumulated Depreciation	87
Safeway: | Juneau, AK
Real Estate and Accumulated Depreciation [Line Items]
Land	6,174
Buildings Improvements	8,792
Total Adjustment to Basis	0
Gross Amount at Which Carried	14,966
Accumulated Depreciation	11
Sherwin Williams: | Macon, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	59
Buildings Improvements	659
Total Adjustment to Basis	0
Gross Amount at Which Carried	718
Accumulated Depreciation	98
Shippensburg Market Place: | Shippensburg, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,917
Buildings Improvements	9,263
Total Adjustment to Basis	(3,530)
Gross Amount at Which Carried	7,650
Accumulated Depreciation	185
Shoe Carnival & Buffalo Wild Wings: | Salina, KS
Real Estate and Accumulated Depreciation [Line Items]
Land	991
Buildings Improvements	1,909
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,900
Accumulated Depreciation	3
Shoppes at Stroud: | Stroud Township, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,754
Buildings Improvements	22,614
Total Adjustment to Basis	(2,220)
Gross Amount at Which Carried	24,148
Accumulated Depreciation	1,226
Shoppes of Gary Farms: | Bowling Green, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	3,529
Buildings Improvements	14,197
Total Adjustment to Basis	0
Gross Amount at Which Carried	17,726
Accumulated Depreciation	20
Shops at Abilene: | Abilene, TX
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,989
Land	5,142
Buildings Improvements	19,684
Total Adjustment to Basis	0
Gross Amount at Which Carried	24,826
Accumulated Depreciation	30
Siemens: | Milford, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	4,137
Buildings Improvements	23,153
Total Adjustment to Basis	0
Gross Amount at Which Carried	27,290
Accumulated Depreciation	42
Southwest Plaza: | Springfield, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	2,992
Buildings Improvements	48,935
Total Adjustment to Basis	(23,580)
Gross Amount at Which Carried	28,347
Accumulated Depreciation	1,360
Spinx: | Simpsonville, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	591
Buildings Improvements	969
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,560
Accumulated Depreciation	194
Springfield Commons: | Springfield, OH
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,250
Land	3,745
Buildings Improvements	15,049
Total Adjustment to Basis	(4,182)
Gross Amount at Which Carried	14,612
Accumulated Depreciation	168
Sprouts: | Bixby, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	1,320
Buildings Improvements	7,117
Total Adjustment to Basis	0
Gross Amount at Which Carried	8,437
Accumulated Depreciation	1,367
Sprouts: | Lawrence, KS
Real Estate and Accumulated Depreciation [Line Items]
Land	762
Buildings Improvements	8,111
Total Adjustment to Basis	0
Gross Amount at Which Carried	8,873
Accumulated Depreciation	10
Steinhafels: | Greenfield, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,783
Buildings Improvements	7,643
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,426
Accumulated Depreciation	9
Stoneridge Village: | Jefferson City, MO
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,500
Land	1,830
Buildings Improvements	9,351
Total Adjustment to Basis	1
Gross Amount at Which Carried	11,182
Accumulated Depreciation	1,886
Stop & Shop: | North Kingstown, RI
Real Estate and Accumulated Depreciation [Line Items]
Land	639
Buildings Improvements	2,057
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,696
Accumulated Depreciation	2
Summerfield Crossing: | Riverview, FL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,310
Land	6,130
Buildings Improvements	6,753
Total Adjustment to Basis	(1,159)
Gross Amount at Which Carried	11,724
Accumulated Depreciation	357
Sunbelt Rentals: | Canton, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	147
Buildings Improvements	1,679
Total Adjustment to Basis	138
Gross Amount at Which Carried	1,964
Accumulated Depreciation	415
Sunoco: | Palm Beach Gardens, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,050
Buildings Improvements	2,667
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,717
Accumulated Depreciation	515
Sunoco: | Palm City, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	667
Buildings Improvements	1,698
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,365
Accumulated Depreciation	329
Sunoco: | Palm Springs, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	580
Buildings Improvements	1,907
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,487
Accumulated Depreciation	369
Sunoco: | Sebastian, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	490
Buildings Improvements	2,128
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,618
Accumulated Depreciation	412
Sunoco: | Titusville, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	626
Buildings Improvements	2,534
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,160
Accumulated Depreciation	490
Sutters Creek: | Rocky Mount, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,458
Buildings Improvements	2,616
Total Adjustment to Basis	283
Gross Amount at Which Carried	4,357
Accumulated Depreciation	607
Take 5: | Andrews, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	230
Buildings Improvements	862
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,092
Accumulated Depreciation	1
Take 5: | Bedford, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	283
Buildings Improvements	837
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,120
Accumulated Depreciation	1
Take 5: | Burleson, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	471
Buildings Improvements	936
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,407
Accumulated Depreciation	1
Take 5: | Burleson, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	201
Buildings Improvements	837
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,038
Accumulated Depreciation	1
Take 5: | Burleson, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	394
Buildings Improvements	407
Total Adjustment to Basis	0
Gross Amount at Which Carried	801
Accumulated Depreciation	1
Take 5: | Cedar Hill, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	250
Buildings Improvements	705
Total Adjustment to Basis	0
Gross Amount at Which Carried	955
Accumulated Depreciation	$ 1